Redeemable Non-Controlling Interests and Equity (Details) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 25, 2024	Jan. 24, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interests and Equity [Line Items]
Forfeited shares						500,000
Shares in employees for services (in Dollars)				$ 63,509
Units of outstanding			24,980,000		24,980,000
Purchase of units					8,750,000
Exchange amount (in Dollars)					$ 15,200,000
Common units rate					53.10%	71.80%
Distributions rate					10.00%	10.00%
Preferred dividends (in Dollars)			$ 422,966		$ 828,203
Price per shares (in Dollars per share)			$ 5		$ 5
Trading days						20 days
Consecutive trading day periods						30 days
Accrued rate						100.00%
Convertible preferred units (in Dollars)			$ 16,959,074		$ 16,959,074	$ 16,130,871
LHX Subscription Agreement [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Price per shares (in Dollars per share)	$ 1.45
Purchased shares of common stock	1,873,103
Aggregate purchase price (in Dollars)	$ 2,716,000
OpCo Class B Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			8,750,000		8,750,000
Maximum [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Unrecorded liability (in Dollars)			$ 18,900,000		$ 18,900,000
Minimum [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Unrecorded liability (in Dollars)			$ 3,600,000		$ 3,600,000
Class A Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			22,096,464		22,096,464	13,252,964
Forfeited shares					50,000
Convertible shares					8,750,000
Price per shares (in Dollars per share)						$ 12
Voting discription						one
Class A Common Stock [Member] | Sunergy Renewables LLC [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued						742,568
Class A Common Stock [Member] | Business Combination Agreement [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued						1,026,960
Class A Common Stock [Member] | OpCo Class B Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			43,500		43,500
Shares in employees for services (in Dollars)					$ 63,509
Class V Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued			26,480,000		26,480,000	35,230,000	33,730,000
Voting discription						one
Class V Common Stock [Member] | Investors of Sunergy [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued						32,230,000
OpCo Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares		500,000
Class A Convertible Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares		1,500,000
Divident rate						10.00%
Optional conversion price (in Dollars per share)						$ 11
Class A Convertible Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible preferred units (in Dollars)						$ 16,130,871
Sponsor [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Purchase of units		1,000,000
Price per shares (in Dollars per share)		$ 10
Divident rate						30.00%
Sponsor [Member] | Class A Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued						3,257,436
Sponsor PIPE Investment [Member] | Class V Common Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued						1,500,000
Sponsor PIPE Investment [Member] | Series A Preferred Stock [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Shares issued						1,500,000
Private Placement [Member] | OpCo Preferred Units [Member]
Redeemable Noncontrolling Interests and Equity [Line Items]
Convertible shares						1,500,000
Consideration amount (in Dollars)						$ 15,000,000